Segment Geographical Information and Major Customers (Details) - Schedule of reported segment results of operation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2018
Total revenues	$ 371,194	$ 325,630	$ 284,375
Expenses	330,606	291,978	252,677
Segment operating income (loss)	40,588	33,652	31,698
Depreciation and amortization	13,939	14,025	12,564
Software Services [Member]
2018
Total revenues	86,025	86,140	81,332
Expenses	64,498	71,825	63,902
Segment operating income (loss)	21,527	14,315	17,430
Depreciation and amortization	10,329	8,799	8,727
IT Professional Services [Member]
2018
Total revenues	285,169	239,490	203,043
Expenses	258,907	216,842	183,985
Segment operating income (loss)	26,262	22,648	19,058
Depreciation and amortization	3,347	5,059	3,611
Unallocated Expenses [Member]
2018
Total revenues
Expenses	7,201	3,311	4,790
Segment operating income (loss)	(7,201)	(3,311)	(4,790)
Depreciation and amortization	$ 263	$ 167	$ 226